INVESTMENTS	9 Months Ended
Sep. 30, 2021
INVESTMENTS

10. INVESTMENTS

On March 10, 2021, the Company purchased 1,428,571 units of a company for $500,000. Each unit is comprised of one common share and one share purchase warrant. These warrants have an exercise price of $0.50 per warrant, each convert to one common share, and have a life of two years, expiring on March 17, 2023. These assets have been classified as fair value through profit or loss and any unrealized gains or losses will be recognized through the income statement.

Balance at March 10, 2021	$500,000
Loss	(198,572)
Balance at September 30, 2021	$301,428

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars